Organization and Basis of Presentation - Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,535,118			$ 229,187	¥ 1,829,006
Prepayments and other current assets	31,993			4,776	52,459
Total current assets	1,739,310			259,672	1,885,080
Property, equipment and software	108,247			16,161	123,818
Operating lease right-of-use assets	22,174			3,310	29,652	¥ 24,500
Other non-current assets	29,450			4,397	21,587
TOTAL ASSETS	1,899,181			283,540	2,060,137
Current liabilities:
Amounts due to related parties	2,563			383	0
Short-term borrowings	99,600			14,870	66,100
Operating lease liabilities, current	19,280			2,878	17,527
Current portion of long-term borrowings	2,684			401	2,376
Total current liabilities	217,105			32,413	155,123
Long-term borrowings	52,962			7,907	54,349
Operating lease liabilities, noncurrent	7,547			1,127	14,830
TOTAL LIABILITIES	285,378			42,606	232,766
Net loss	(304,888)	$ (45,518)	¥ (195,873)
Net cash used in operating activities	(204,710)	(30,562)	(128,605)
Net cash generated from (used in) investing activities	(193,181)	(28,841)	(8,897)
Net cash generated from financing activities	31,808	4,749	1,445,329
Variable Interest Entities And Its Subsidaries [Member]
Current assets:
Cash and cash equivalents	133,069			19,867	122,220
Short-term investments	3,594			537	3,615
Amounts due from Group companies	65,705			9,809	65,705
Prepayments and other current assets	12,556			1,875	40,968
Total current assets	214,924			32,088	232,508
Property, equipment and software	44,638			6,664	60,944
Operating lease right-of-use assets	2,356			352	4,827
Other non-current assets	8,236			1,230	7,983
TOTAL ASSETS	270,154			40,334	306,262
Current liabilities:
Amounts due to related parties	538,361			80,375	486,794
Accruals and other current liabilities	51,633			7,709	35,685
Short-term borrowings	99,600			14,870	66,100
Operating lease liabilities, current	3,125			466	4,367
Current portion of long-term borrowings	2,684			400	2,376
Total current liabilities	695,403			103,820	595,322
Amounts due to Group companies	59,500			8,883	59,500
Long-term borrowings	52,962			7,907	54,349
Operating lease liabilities, noncurrent	0			0	730
TOTAL LIABILITIES	807,865			$ 120,610	¥ 709,901
Net loss	(134,070)	(20,016)	(103,897)
Net cash used in operating activities	(68,293)	(10,196)	(80,625)
Net cash generated from (used in) investing activities	(4,847)	(724)	7,851
Net cash generated from financing activities	¥ 83,988	$ 12,539	¥ 63,429